STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 21, 2023	Sep. 19, 2022	May 25, 2022	Dec. 31, 2021	Dec. 21, 2021
Share-based compensation expense		$ 108,297	$ 216,741	$ 323,957
Discription of incentive stock awards			The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024	The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024
Number of Warrants Outstanding				0
Option Exercisable				0
Divined rate			0.00%	0.00%	0.00%
Total shares of awarded	185,000
Debt issuance price								$ 15.54
Warrants [Member]
Fair value of exercise prices before re-pricing			exercise prices of $125.00, $150.00 and $187.50 before re-pricing	exercise prices of $125.00, $150.00 and $187.50 before re-pricing
Fair value of terms re-pricing			terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years	terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years
Weighted average contractual term			2 years 14 days	2 years 14 days
Warrant to purchase share		101,343	101,343	101,343
Number of Warrants Outstanding		8,558,380	8,558,380	8,561,476	8,561,476				4,194,236
Option Exercisable		8,558,380	8,558,380	8,548,142
Warrant exercise price		$ 50.50	$ 50.50	$ 50.50
Fair value of warrants immediately before the re-pricing			$ 1,915,077	$ 1,915,077
Fair value of warrants immediately after re-pricing			9,548,110	9,548,110
Deemed dividend			$ 7,633,033	$ 7,633,033
Fair value of common stock		$ 93.75	$ 93.75	$ 93.75
Divined rate			0.00%	0.00%
Risk free interest rate			0.41%	0.41%
Number of Warrants Exercisable		8,558,380	8,558,380	8,548,142
Warrant otstanding		8,558,380	8,558,380	8,548,142
Warrant expiration date			expiration dates from October 2024 through October 2029	expiration dates from March 2024 through October 2029
Warrant with no expiration		13,334	13,334	13,334
Debt issuance price										$ 50.50
2022 Plan [Member]
Share reserv for issuance							200,000
Maximum [Member]
Risk free interest rate					3.75%
Maximum [Member] | 2023 Plan [Member]
Share reserv for issuance						2,500,000